Exceptional items (Tables)	3 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended March 31,
	2026	2025
	€m	€m
Business transformation program (1)	3.8	11.0
Organizational streamlining program (2)	5.6	6.1
Supply chain network optimization (3)	0.3	—
Settlement of legacy matters	0.2	—
Total exceptional items	9.9	17.1